Lease Liability	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lease Liability

10. Lease liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of June 30, 2020:

Office lease
Balance, June 30, 2019	$-
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Less: current portion	(102,027)
Long-term lease liability	$112,712

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total
Base rent	$162,048	$148,544	$-	$310,592
Additional rent	150,060	137,555	-	287,615
	$312,108	$286,099	$-	$598,207

The monthly rental expenses are offset by rental income obtained through a series of subleases held by the Company.